First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) – 63.9%
	Construction & Engineering – 0.6%
17,500	Quanta Services, Inc.	$2,427,775
	Electric Utilities – 13.2%
78,100	Alliant Energy Corp.	4,758,633
81,150	American Electric Power Co., Inc.	7,998,144
49,999	Constellation Energy Corp.	3,304,934
23,300	Duke Energy Corp.	2,561,369
9,500	Emera, Inc. (CAD)	450,389
590,683	Enel S.p.A., ADR	2,928,016
12,700	Eversource Energy	1,120,394
150,000	Exelon Corp. (b)	6,973,500
10,100	Fortis, Inc. (CAD)	477,099
14,500	Iberdrola S.A., ADR	619,802
32,400	IDACORP, Inc.	3,619,728
32,350	NextEra Energy, Inc.	2,733,251
10,700	Orsted A/S, ADR	413,876
260,880	PPL Corp. (b)	7,586,390
97,900	Southern (The) Co. (b)	7,527,531
34,500	Xcel Energy, Inc.	2,524,710
		55,597,766
	Energy Equipment & Services – 0.3%
140,800	Archrock, Inc.	1,188,352
	Gas Utilities – 8.6%
462,190	AltaGas Ltd. (CAD)	10,297,357
42,900	Atmos Energy Corp.	5,207,631
150,600	National Fuel Gas Co.	10,894,404
72,960	New Jersey Resources Corp.	3,370,023
45,500	ONE Gas, Inc.	3,864,770
62,839	UGI Corp.	2,712,131
		36,346,316
	Independent Power & Renewable Electricity Producers – 1.0%
43,670	AES (The) Corp.	970,347
77,403	Clearway Energy, Inc., Class A	2,672,726
17,900	EDP Renovaveis S.A. (EUR) (c)	465,566
		4,108,639
	Multi-Utilities – 7.8%
145,000	Atco Ltd., Class I (CAD)	5,359,299
60,089	CenterPoint Energy, Inc.	1,904,220
37,790	CMS Energy Corp. (b)	2,597,307
32,980	Dominion Energy, Inc.	2,703,700
41,000	DTE Energy Co.	5,342,300
129,630	Public Service Enterprise Group, Inc. (b)	8,512,802
34,600	Sempra Energy (b)	5,736,680
7,360	WEC Energy Group, Inc.	764,042
		32,920,350
	Oil, Gas & Consumable Fuels – 32.1%
159,900	BP PLC, ADR	4,697,862
21,820	Cheniere Energy, Inc.	3,263,836
421,000	DT Midstream, Inc.	23,167,630
319,873	Enbridge, Inc. (b)	14,371,894
309,996	Keyera Corp. (CAD)	8,034,647

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels (Continued)
776,353	Kinder Morgan, Inc.	$13,966,590
250,397	ONEOK, Inc.	14,958,717
193,000	Shell PLC, ADR	10,302,340
37,100	Targa Resources Corp.	2,563,981
274,034	TC Energy Corp. (b)	14,611,493
88,300	TotalEnergies SE, ADR	4,508,598
608,441	Williams (The) Cos., Inc. (b)	20,741,754
		135,189,342
	Semiconductors & Semiconductor Equipment – 0.1%
2,500	Enphase Energy, Inc. (d)	710,450
	Water Utilities – 0.2%
5,500	American Water Works Co., Inc.	854,920
	Total Common Stocks	269,343,910
	(Cost $241,038,503)
MASTER LIMITED PARTNERSHIPS (a) – 55.1%
	Chemicals – 3.3%
539,120	Westlake Chemical Partners, L.P.	13,655,910
	Energy Equipment & Services – 0.3%
74,200	USA Compression Partners, L.P.	1,314,824
	Gas Utilities – 0.8%
204,400	Suburban Propane Partners, L.P.	3,413,480
	Independent Power & Renewable Electricity Producers – 2.0%
103,148	NextEra Energy Partners, L.P. (e)	8,534,465
	Oil, Gas & Consumable Fuels – 48.7%
600,423	Cheniere Energy Partners, L.P.	30,297,345
215,700	DCP Midstream, L.P.	7,312,230
2,859,409	Energy Transfer, L.P.	32,339,916
1,551,041	Enterprise Products Partners, L.P.	41,459,326
604,310	Hess Midstream, L.P., Class A (e)	18,383,110
392,887	Holly Energy Partners, L.P.	6,663,363
777,735	Magellan Midstream Partners, L.P.	40,053,352
579,000	MPLX, L.P.	18,823,290
911,620	Plains All American Pipeline, L.P.	10,064,285
		205,396,217
	Total Master Limited Partnerships	232,314,896
	(Cost $155,816,597)

Total Investments – 119.0%	501,658,806
(Cost $396,855,100)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.5)%
(377)	CMS Energy Corp.	$(2,591,121)	$70.00	08/19/22	(21,112)
(3,198)	Enbridge, Inc.	(14,368,614)	45.00	08/19/22	(207,870)
(1,500)	Exelon Corp.	(6,973,500)	48.00	08/19/22	(52,500)
(2,608)	PPL Corp.	(7,584,064)	28.00	08/19/22	(292,096)
(1,296)	Public Service Enterprise Group, Inc.	(8,510,832)	65.00	08/19/22	(239,760)

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
(346)	Sempra Energy	$(5,736,680)	$160.00	08/19/22	$(259,500)
(979)	Southern (The) Co.	(7,527,531)	75.00	08/19/22	(234,960)
(2,740)	TC Energy Corp.	(14,609,680)	55.00	08/19/22	(84,940)
(5,405)	Williams (The) Cos., Inc.	(18,425,645)	33.00	08/19/22	(913,445)
	Total Call Options Written				(2,306,183)
	(Premiums received $1,124,286)

Outstanding Loans – (25.4)%	(107,000,000)
Net Other Assets and Liabilities – 6.9%	29,072,792
Net Assets – 100.0%	$421,425,415

Interest Rate Swap Agreements:
Counterparty	Rate Receivable	Expiration Date	Notional Amount	Rate Payable	Unrealized Appreciation (Depreciation)/ Value
Bank of Nova Scotia (1)	2.362% (2)	09/03/24	$47,000,000	2.367% (3)	$533,538
Bank of Nova Scotia (1)	2.362% (2)	10/08/23	10,250,000	2.734% (3)	43,650
N/A (4) (5)	1.580% (6)	10/21/22	3,506,783	2.282% (7)	835
N/A (4) (5)	1.580% (6)	10/21/25	411,980	2.290% (8)	66
			$61,168,763		$578,089
(1) Payment frequency is monthly
(2) 1 month LIBOR
(3) Fixed Rate
(4) Centrally cleared on the Chicago Mercantile Exchange
(5) No cash payments are made by either party prior to the expiration dates shown above
(6) Federal Funds Rate
(7) SOFR + 0.00183%
(8) SOFR + 0.01036%

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	All or a portion of this security’s position represents cover for outstanding options written.
(c)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At July 31, 2022, the security noted as such is valued at $465,566 or 0.1% of net assets. The security is fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, the security is typically valued at the last sale price on the exchange on which it is principally traded.
(d)	Non-income producing security.
(e)	This security is taxed as a “C” corporation for federal income tax purposes.

ADR	American Depositary Receipt
CAD	Canadian Dollar
EUR	Euro
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

First Trust MLP and Energy Income Fund (FEI)
Portfolio of Investments (Continued)
July 31, 2022 (Unaudited)
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of July 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Independent Power & Renewable Electricity Producers	$ 4,108,639	$ 3,643,073	$ 465,566	$ —
Other industry categories*	265,235,271	265,235,271	—	—
Master Limited Partnerships*	232,314,896	232,314,896	—	—
Total Investments	501,658,806	501,193,240	465,566	—
Interest Rate Swap Agreements	578,089	—	578,089	—
Total	$ 502,236,895	$ 501,193,240	$ 1,043,655	$—

LIABILITIES TABLE
	Total Value at 7/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,306,183)	$ (2,306,183)	$ —	$ —

*	See Portfolio of Investments for industry breakout.